RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

20.RELATED PARTY BALANCES AND TRANSACTIONS

	As of March 31,
	2016	2017
Amount due from a related party	$4,653	$4,538

Amount due from a related party represents non-interest bearing loans provided by the Group to the non-controlling shareholder of one of the iKang Holding’s subsidiaries. In the fiscal year ended March 31, 2017, the Group received repayment of $2,324 from the related party and made additional loan of $2,209 to the related party. As of March 31, 2017, the balance of amount due from a related party was $ 4,538.